Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 130,218,000	$ 62,919,000
Short term investments	2,166,000	46,952,000
Accounts receivable	1,032,000	226,000
Prepaid expenses and other receivables	9,338,000	6,508,000
Total current assets	142,754,000	116,605,000
Rental deposits	243,000	155,000
Long term investments	0	2,204,000
Real estate properties under development, net	251,685,000	171,610,000
Property, plant and equipment, net	25,950,000	27,442,000
Right of use assets	4,078,000
Deferred income tax assets	2,011,000
Prepaid expenses	3,598,000
Other assets	91,000	91,000
Total assets	430,410,000	318,107,000
Current liabilities:
Short term bank loan	1,410,000
Current portion of long term bank loans	2,081,000
Accounts payable	36,676,000	87,214,000
Accrued expenses and other payables	6,042,000	2,738,000
Advance from customers	67,642,000	255,000
Current portion of lease liabilities	529,000
Total current liabilities	114,380,000	90,207,000
Long term bank loans	93,861,000
Long term rental deposits	178,000
Financial lease payable	13,000	9,000
Other payables	3,598,000
Noncurrent portion of lease liabilities	3,642,000
Total liabilities	215,672,000	90,216,000
Commitments and contingencies (Note 14)
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,186,991 and 38,631,991 shares as at December 31, 2018 and 2019, respectively)	386,000	382,000
Additional paid-in capital	260,295,000	257,125,000
Accumulated deficit	(26,520,000)	(13,329,000)
Accumulated other comprehensive loss	(19,423,000)	(16,287,000)
Total shareholders’ equity	214,738,000	227,891,000
Total liabilities and equity	$ 430,410,000	$ 318,107,000